Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Marketable securities, fair value	$ 5,486	$ 5,950
Assets, fair value	5,486	5,950
Liabilities
Undesignated interest rate swaps, fair value	2,013	26,109
Liabilities, fair value	2,013	26,109
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Marketable securities, fair value	5,486	5,950
Assets, fair value	5,486	5,950
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Undesignated interest rate swaps, fair value	2,013	26,109
Liabilities, fair value	$ 2,013	$ 26,109